SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
SUBSEQUENT EVENTS [Text Block]

NOTE 8 - SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to September 30, 2019 to the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements.

NOTE 12 – SUBSEQUENT EVENTS

Effective as of April 12, 2019, we issued an aggregate of 74,000 shares of our common stock upon exercise of our common stock purchase warrants with an exercise price of CAD$2.90 per share for an aggregate gross proceeds of $160,486

Effective as of April 26, 2019, we issued an aggregate of 1,700,000 shares of our common stock upon exercise of our common stock purchase warrants with an exercise price of US$0.60 per share for aggregate gross proceeds of US$1,020,000. The closing of the exercise of these warrants occurred on May 7, 2019.

All of these shares were issued to non-U.S. persons (as the term is defined in Regulation S of the Securities Act of 1933, as amended) in an offshore transaction relying on Regulation S and/or Section 4(a)(2) of the Securities act of 1933, as amended.

On June 28, 2019, the Credit Agreement was amended to extend the expiration date to July 1, 2021 , to increase the loan commitment amount to $5 million from $4 million and to change the termination fee to 1% from 2%. All other terms and conditions of the Credit Agreement remained the same.